Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 841,709
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	5,885,201
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	6,726,910
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	35,090
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	1,707,081
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	1,625,195
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	4,628,804
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	7,961,080
EBP, Change in Net Asset Available for Benefit, Increase	14,723,080
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	1,519,771
EBP, Change in Net Asset Available for Benefit, Other Decrease	5,824
EBP, Change in Net Asset Available for Benefit, Decrease	1,525,595
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	13,197,485
EBP, Net Asset Available for Benefit	$ 63,799,069